Deferred Taxation (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of income tax [Abstract]
Disclosure of Deferred Taxation

	US Dollars
Figures in millions	2017	2016	2015

Deferred taxation relating to temporary differences is made up as follows:
Liabilities
Tangible assets	604	730	743
Inventories	33	31	35
Other	15	10	14
	652	771	792
Assets
Provisions	229	245	242
Tax losses	60	31	34
Other	4	3	3
	293	279	279
Net deferred taxation liability	359	492	513
Included in the statement of financial position as follows:
Deferred tax assets	4	4	1
Deferred tax liabilities	363	496	514
Net deferred taxation liability	359	492	513
The movement on the deferred tax balance is as follows:
Balance at beginning of year	492	513	440
Taxation of items included in income statement	(68)	(45)	140
Taxation on items included in other comprehensive income	(6)	2	2
Transfer to non-current assets and liabilities held for sale	(73)	—	—
Translation	14	22	(69)
Balance at end of year	359	492	513